Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Building improvement	$6,457	$6,455
Machinery and equipment	6,163	6,561
Land use rights	3,437	3,457
Office equipment, furniture and fixtures	1,764	1,833
Automobiles	417	411
Total	18,238	18,717
Less: accumulated depreciation	(10,038)	(10,692)
Property, plant and equipment, net	$8,200	$8,025